Average Annual Total Returns - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2022
Fidelity Advisor Europe Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.37%
Past 5 years	9.33%
Since Inception	4.36%	[1]
Fidelity Advisor Europe Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.49%)
Past 5 years	7.44%
Since Inception	3.10%	[1]
Fidelity Advisor Europe Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.96%
Past 5 years	7.00%
Since Inception	3.21%	[1]
Fidelity Advisor Europe Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.73%
Past 5 years	9.75%
Since Inception	4.32%	[2]
Fidelity Advisor Europe Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.47%
Past 5 years	9.50%
Since Inception	4.36%	[3]
Fidelity Advisor Europe Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.83%
Past 5 years	11.00%
Since Inception	5.52%	[4]
Fidelity Advisor Europe Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.97%
Since Inception	9.68%	[5]
MS002
Average Annual Return:
Past 1 year	16.59%
Past 5 years	10.43%
Since Inception	5.23%

[1]	A From March 18, 2014
[2]	C From March 18, 2014
[3]	B From March 18, 2014
[4]	D From March 18, 2014
[5]	E From October 2, 2018